Annual Fund Operating Expenses - Goldman Sachs Future Consumer Equity ETF - Goldman Sachs Future Consumer Equity ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.75%
Distribution and Service (12b-1) Fee	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.